Operating assets and liabilities, Leases (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2024 USD ($) Lease		Jun. 30, 2024 AUD ($) Lease
Right-of-use assets [Abstract]
Cost at start of year	$ 10,440	$ 9,863
Indexation adjustment	419	577
Closing balance at end of year	10,859	10,440	$ 9,863
Accumulated depreciation at start of year	(2,994)	(2,299)
Depreciation charge for the year	(742)	(695)	(656)
Closing balance at end of year	(3,736)	(2,994)	(2,299)
Impairment	(7,123)	0
Carrying amount		7,446		$ 0	[1]	$ 0
Lease liability [abstract]
Current		645		467	[1]	705
Non-current		7,368		$ 4,677	[1]	7,061
Lease liabilities		8,013				$ 7,766
Statement of profit or loss relating to leases [Abstract]
Property	742	695	656
Interest expense	291	297	301
Impairment of assets (included under cost of goods sold)	7,123	0
Expense relating to short-term leases (included in costs of goods sold and administrative expenses)	407,000	181,000
Cash outflow for leases	1,000	900
Disclosure of geographical areas [abstract]
Expense relating to low value leases	$ 400	$ 200	$ 200
Manufacturing and Head Office Facility in Waurn Ponds, Victoria [Member]
Disclosure of geographical areas [abstract]
Number of leases | Lease				1		1

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars